INCOME TAXES: (Tables)	12 Months Ended
Dec. 31, 2013
INCOME TAXES:
Schedule of domestic and foreign components of pretax income
	2013	2012	2011
Domestic	$73,362	$64,173	$56,651
Foreign	11,121	9,991	4,261
	$84,483	$74,164	$60,912

Schedule of components of provision of income taxes

	2013	2012	2011
Current:
Federal	$16,192	$24,312	$15,568
Foreign	219	231	559
State	891	1,914	863
	17,302	26,457	16,990
Deferred:
Federal	4,286	(6,857)	(1,230)
Foreign	1,823	1,710	1,221
State	223	850	(7)
	6,332	(4,297)	(16)
	$23,634	$22,160	$16,974

Schedule of Significant components of net deferred tax liability

	December 31,
	2013	2012
Deferred tax assets:
Accrued customer promotions	$3,156	$3,971
Deferred compensation	25,103	19,485
Postretirement benefits	3,847	8,127
Other accrued expenses	6,158	7,749
Foreign subsidiary tax loss carry forward	12,512	13,791
Tax credit carry forward	1,243	1,066
Realized capital losses	581	1,366
Unrealized capital loss	—	5,848
	52,600	61,403
Valuation allowance	(957)	(2,040)
Total deferred tax assets	$51,643	$59,363
Deferred tax liabilities:
Depreciation	$33,129	$33,858
Deductible goodwill and trademarks	42,073	42,450
Accrued export company commissions	5,391	5,117
Employee benefit plans	5,100	876
Inventory reserves	1,646	256
Prepaid insurance	785	697
Unrealized capital loss	709	—
Deferred gain on sale of real estate	8,234	8,169
Total deferred tax liabilities	$97,067	$91,423
Net deferred tax liability	$45,424	$32,060

Schedule of reconciliation of statutory and effective income tax rate

	2013	2012	2011
U.S. statutory rate	35.0%	35.0%	35.0%
State income taxes, net	1.0	1.1	1.2
Exempt municipal bond interest	(0.4)	(0.5)	(0.5)
Foreign tax rates	(2.0)	(1.6)	(0.4)
Qualified domestic production activities deduction	(2.2)	(3.1)	(2.5)
Tax credits receivable	(0.9)	(0.9)	(0.4)
Adjustment of deferred tax balances	(1.1)	(0.5)	(1.7)
Reserve for uncertain tax benefits	(0.7)	(0.3)	(0.6)
Other, net	(0.7)	0.7	(2.2)
Effective income tax rate	28.0%	29.9%	27.9%

Schedule of reconciliation of beginning and ending balances of total amounts of unrecognized tax benefits

	2013	2012	2011
Unrecognized tax benefits at January 1	$6,677	$6,804	$8,138
Increases in tax positions for the current year	1,163	727	320
Reductions in tax positions for lapse of statute of limitations	(867)	(854)	(668)
Reductions in tax positions relating to settlements with taxing authorities	(140)	—	—
Reductions in tax positions for effective settlements	(823)	—	(986)
Unrecognized tax benefits at December 31	$6,010	$6,677	$6,804